LICENSE AND COMMITMENTS (Details) - USD ($) $ in Thousands	Mar. 31, 2016	Dec. 31, 2015
2016 (remaining)	$ 114	$ 152
2017	157	157
2018	162	162
2019	167	167
Total	$ 600	$ 638